Average Annual Total Returns - ClearBridge Variable Dividend Strategy Portfolio	May 01, 2021
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
Class II
Average Annual Return:
1 Year	7.50%
5 Years	12.89%
10 Years	11.87%
Class I
Average Annual Return:
1 Year	7.67%
5 Years	13.06%
10 Years	12.04%